Taxes (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Assets (Liabilities), net at beginning of period	$ (773,037)	$ (861,884)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	34,985	88,847
Assets (Liabilities), net at ending of period	(738,052)	(773,037)
Intangible Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(19,604)	(9,128)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	16,674	(10,476)
Assets (Liabilities), net at ending of period	(2,930)	(19,604)
Subtotal Liabilities [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(811,378)	(906,675)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	44,393	95,297
Assets (Liabilities), net at ending of period	(766,985)	(811,378)
Trade And Other Payable [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	20,036	28,366
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(1,914)	(8,330)
Assets (Liabilities), net at ending of period	18,122	20,036
Other PPE [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	2,694	1,667
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(18)	1,027
Assets (Liabilities), net at ending of period	2,676	2,694
Others PPE 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(516)	(3,205)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(4,294)	2,689
Assets (Liabilities), net at ending of period	(4,810)	(516)
Investment properties and Property plant and equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	215	243
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	160	(28)
Assets (Liabilities), net at ending of period	375	215
Trade And Other Receivables [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	163	0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(131)	163
Assets (Liabilities), net at ending of period	32	163
Borrowings Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	237	208
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	261	29
Assets (Liabilities), net at ending of period	498	237
Investment Property and Property Plant and Equipment 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(668,353)	(838,441)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(17,998)	170,088
Assets (Liabilities), net at ending of period	(686,351)	(668,353)
Tax Loss Carry-Forwards [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	14,996	14,307
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(7,766)	689
Assets (Liabilities), net at ending of period	7,230	14,996
Subtotal Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	38,341	44,791
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(9,408)	(6,450)
Assets (Liabilities), net at ending of period	28,933	38,341
Tax inflation adjustment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(102,542)	(37,259)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	64,498	(65,283)
Assets (Liabilities), net at ending of period	(38,044)	(102,542)
Salaries and social security costs [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(4,287)
Assets (Liabilities), net at ending of period	(4,287)
Trade and other receivables 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(2,588)	(5,563)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(5,283)	2,975
Assets (Liabilities), net at ending of period	(7,871)	(2,588)
Investments 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(17,775)	(13,079)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(4,917)	(4,696)
Assets (Liabilities), net at ending of period	$ (22,692)	$ (17,775)